Property, Plant and Equipment - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation expenses	₺ 1,499,242	₺ 1,278,009	₺ 1,112,039
Impairment losses on property, plant and equipment	₺ (39,721)	₺ (43,198)	₺ (18,567)
Capitalization rate for acquisition of qualifying asset	10.00%	9.90%	9.70%
Borrowing costs capitalized	₺ 66,513	₺ 76,899	₺ 75,315
Assets acquired under finance leases	170,249	89,425
Share option to purchase property, plant and equipment and intangible assets	₺ 0	₺ 36,322